UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the vclearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

May 31, 2009

Columbia Tax-Exempt Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Table of Contents

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	25

Statement of Operations	26

Statement of Changes in Net Assets	27

Financial Highlights	29

Notes to Financial Statements	33

Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major effect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Fund Profile – Columbia Tax-Exempt Fund

Summary

■  For the six-month period that ended May 31, 2009, the fund's Class A shares returned 8.78% without sales charge. By comparison, the fund's benchmark, the Barclays Capital Municipal Bond Index,1 returned 9.00%. Unlike the fund, the index has no expenses. The average return of the fund's peer group, the Lipper General Municipal Debt Funds Classification,2 was 9.33%. The fund's underweight in A- and BAA-rated securities as well as to bonds with maturities of 25 years or more accounted for most of the shortfall versus the peer group, as lower quality and longer-maturity bonds led the market.

■  At the end of the period, more than 65% of the fund's assets were allocated to investment-grade municipal bonds, which delivered solid performance even though they lagged lower quality issues. The fund benefited from having an overweight versus the index in lower quality issues, including BAA- and A-rated bonds and those rated BBB and below. As the economy stabilized and investor fears eased, lower quality bonds outperformed higher quality issues. The fund had a slightly lower exposure than the Lipper peer group to BAA- and A-rated bonds, which hindered relative performance.

■  The fund had a concentration in intermediate-term (10- to 20-year) securities, which performed well but lagged issues with even longer maturities. Within the 10- to 20-year range, the fund benefited from having a sizable stake in non-callable bonds, which cannot be redeemed at the option of the issuer. Non-callable bonds gained nicely, as yields fell and bond prices rose. An overweight in zero coupon municipal bonds further aided performance. These bonds, which pay no current income but sell at a deep discount to face value, benefited because they are more sensitive to interest-rate changes than comparable maturity bonds that pay regular income.

■  Looking ahead, we plan to take advantage of the current yield structure of the municipal market by adding to the fund's stake in 20- to 30-year bonds. We expect longer-term bonds to benefit from low inflationary pressures and, at some point, flatter yields for longer maturity ranges. We also intend to add selectively to bonds rated "A" or lower issued by entities that we believe can hold up well amid slow economic growth. We are especially interested in bonds in the health care and transportation sectors, as well as bonds with dedicated revenue streams, including water and sewer issues.

1The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 05/31/09

+8.78%

Class A shares (without sales charge)

+9.00%

Barclays Capital Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Tax-Exempt Fund

Portfolio Management

Kimberly Campbell has managed the fund since 2002 and has been with associated with the advisor or its predecessors since 1995.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Investments in high-yield securities (commonly known as "junk" bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a high yield bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

Performance Information – Columbia Tax-Exempt Fund

Performance of a $10,000 investment 06/01/99 – 05/31/09 ($)

Sales charge	without	with
Class A	14,971	14,261
Class B	13,898	13,898
Class C	14,101	14,101
Class Z	15,083	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 05/31/09 (%)

Share class	A		B		C		Z
Inception	11/21/78		05/05/92		08/01/97		09/16/05
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	8.78	3.61	8.38	3.38	8.46	7.46	8.89
1-year	0.57	–4.21	–0.18	–4.97	–0.03	–0.99	0.77
5-year	3.82	2.81	3.05	2.70	3.20	3.20	3.97
10-year	4.12	3.61	3.35	3.35	3.50	3.50	4.20

Average annual total return as of 06/30/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	7.14	2.05	6.74	1.74	6.82	5.82	7.24
1-year	0.60	–4.18	–0.15	–4.95	–0.01	–0.97	0.80
5-year	3.46	2.45	2.69	2.35	2.84	2.84	3.61
10-year	4.16	3.65	3.39	3.39	3.54	3.54	4.24

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns shown for the fund's Class Z shares include the returns of the fund's Class A shares for periods prior to September 16, 2005, the date on which the fund's Class Z shares were first offered. The returns shown have been adjusted to reflect the fact that Class Z shares are sold without sales charges. The returns shown have not been adjusted to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between Class Z and Class A shares of the fund. If differences in expenses had been reflected, the returns shown for Class Z shares for periods prior to September 16, 2005 would have been higher.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.80
Class B	1.55
Class C	1.55
Class Z	0.60

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the fund's prorated portion of the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 05/31/09 ($)

Class A	12.69
Class B	12.69
Class C	12.69
Class Z	12.69

Distributions declared per share

12/01/08 – 05/31/09 ($)

Class A	0.30
Class B	0.25
Class C	0.26
Class Z	0.31

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

12/01/08 – 05/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,087.81	1,020.94	4.16	4.03	0.80
Class B	1,000.00	1,000.00	1,083.82	1,017.20	8.05	7.80	1.55
Class C	1,000.00	1,000.00	1,084.62	1,017.95	7.28	7.04	1.40
Class Z	1,000.00	1,000.00	1,088.91	1,021.94	3.12	3.02	0.60

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses for Class C shares, the account value at the end of the period for Class C shares would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds – 95.2%
	Par ($)	Value ($)
Education – 4.5%
Education – 3.9%
CA Educational Facilities Authority
Loyola Marymount University,
Series 2001, Insured: NPFGC: (a) 10/01/17	2,525,000	1,734,119
(a) 10/01/20	2,000,000	1,113,760
CA Municipal Finance Authority
Escondido Charter,
Series 2006 A, 5.250% 06/01/36	1,750,000	1,274,823
IN Purdue University
Certificates of Participation,
Series 2006, 5.250% 07/01/22	2,000,000	2,249,480
MA College Building Authority
Series 1994 A,
7.500% 05/01/14	3,500,000	4,084,920
MA Health & Educational Facilities Authority
Boston College,
Series 2008, 5.500% 06/01/35	11,500,000	12,743,380
Harvard University,
Series 1991 N, 6.250% 04/01/20	2,000,000	2,573,560
Massachusetts Institute of Technology,
Series 2002 K, 5.500% 07/01/22	8,000,000	9,781,680
NY Dormitory Authority
Educational Housing Services,
Series 2005, Insured: AMBAC 5.250% 07/01/30	3,000,000	2,725,950
New York University:
Series 2001 1, Insured: AMBAC 5.500% 07/01/40	12,250,000	13,752,095
Series 2008 A: 5.000% 07/01/29	3,845,000	3,943,663
5.000% 07/01/38	5,800,000	5,790,894
Upstate Community Colleges,
Series 2005 B, Insured: FGIC 5.500% 07/01/23	2,000,000	2,203,620
PA Higher Educational Facilities Authority
Edinboro University Foundation,
Series 2008, 5.750% 07/01/28	3,000,000	2,671,680

	Par ($)	Value ($)
UT Weber State University Revenue
Series 2005,
Insured: NPFGC 4.250% 04/01/29	5,100,000	4,685,778
VA College Building Authority
Washington & Lee University,
Series 2001, 5.375% 01/01/21	5,000,000	5,891,900
WV University of West Virginia
Series 1998 A,
Insured: NPFGC 5.250% 04/01/28	5,000,000	5,151,050
Series 2000 A,
Insured: AMBAC: (a) 04/01/16	3,300,000	2,580,798
(a) 04/01/18	3,800,000	2,655,706
Education Total		87,608,856
Student Loan – 0.6%
MA Educational Financing Authority
Series 2008 H, AMT,
Insured: AGO 6.350% 01/01/30	12,500,000	12,622,500
Student Loan Total		12,622,500
Education Total		100,231,356
Health Care – 8.6%
Continuing Care Retirement – 0.9%
MD Baltimore County
Oak Crest Village, Inc.,
Series 2007 A, 5.000% 01/01/37	5,000,000	3,995,000
MO St. Louis Industrial Development Authority
St. Andrews Resources for Seniors,
Series 2007 A, 6.375% 12/01/41	7,000,000	5,441,380
NC Medical Care Commission
First Givens Estates, Inc.,
Series 2007, 5.000% 07/01/33	5,000,000	3,754,500
Glenaire, Inc.,
Series 2006, 5.500% 10/01/31	2,500,000	1,984,550
NY Nassau County Industrial Development Agency
The Amsterdam Harborside,
Series 2007 A, 6.500% 01/01/27	3,250,000	2,687,652

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Lancaster County Hospital Authority
Brethren Village,
Series 2008 A, 6.250% 07/01/26	1,750,000	1,509,515
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community,
Series 2005, 6.125% 02/01/28	2,000,000	1,249,940
Continuing Care Retirement Total		20,622,537
Health Services – 0.5%
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999, 5.650% 02/01/19	1,310,000	1,089,710
MN Minneapolis & St. Paul Housing & Redevelopment Authority
Group Health Plan, Inc.,
Series 2003: 5.250% 12/01/16	1,250,000	1,223,713
6.000% 12/01/17	1,650,000	1,673,991
WI Health & Educational Facilities Authority
Marshfield Clinic,
Series 1999, Insured: RAD 6.250% 02/15/29	7,200,000	6,750,360
Health Services Total		10,737,774
Hospitals – 5.9%
AL Montgomery Medical Clinic Board
Jackson Hospital & Clinic,
Series 2006, 4.750% 03/01/36	1,000,000	670,830
AZ Health Facilities Authority
Catholic Healthcare West,
Series 1999 A, 6.625% 07/01/20	3,700,000	3,940,389
AZ University Medical Center Corp.
Series 2004,
5.250% 07/01/13	1,000,000	1,030,320
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C, 5.375% 03/01/20	1,320,000	1,228,432
CA Kaweah Delta Health Care District
Series 2006,
4.500% 06/01/34	9,500,000	7,008,435
FL Hillsborough County Industrial Development Authority
Tampa General Hospital,
Series 2003 A: 5.000% 10/01/18	825,000	828,779
5.250% 10/01/24	4,000,000	3,817,240

	Par ($)	Value ($)
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 1999 E, 6.000% 10/01/26	6,905,000	6,823,797
Series 1996 A,
Insured: NPFGC 6.250% 10/01/16	825,000	884,491
FL West Orange Health Care District
Series 2001 A,
5.650% 02/01/22	3,650,000	3,531,119
GA Chatham County Hospital Authority
Memorial Health University Medical Center,
Series 2004 A, 5.500% 01/01/34	2,500,000	1,844,775
Memorial Medical Center,
Series 2001 A, 6.125% 01/01/24	3,000,000	2,654,610
LA Public Facilities Authority
Touro Infirmary,
Series 1999 A, 5.625% 08/15/29	10,940,000	8,603,216
MA Health & Educational Facilities Authority
Care Group, Inc.,
Series 2008, 5.125% 07/01/33	2,000,000	1,759,960
Series 1998 B-2,
5.375% 02/01/28	1,380,000	1,286,726
MD Health & Higher Educational Facilities Authority
University of Maryland Medical Systems,
Series 2005, Insured: AMBAC 5.250% 07/01/28	3,000,000	2,967,780
MI Dickinson County
Dickinson County Health Care System,
Series 1999, 5.700% 11/01/18	1,800,000	1,721,556
MI Hospital Finance Authority Revenue
Henry Ford Health Systems,
Series 2006 A, 5.250% 11/15/32	2,000,000	1,645,060
MI University of Michigan
Series 2002 D,
5.250% 12/01/20	6,310,000	6,493,810
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.,
Series 1997 A, 5.500% 11/01/09	250,000	250,318
MO Health & Educational Facilities Authority
Lake Regional Health Systems,
Series 2003, 5.600% 02/15/25	625,000	571,794

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MS Medical Center Building Corp.
University of Mississippi Medical Center,
Series 1998, Insured: AMBAC 5.500% 12/01/23	10,550,000	11,500,133
NC Medical Care Commission
Wilson Memorial Hospital,
Series 1997, Insured: AMBAC (a) 11/01/14	1,380,000	1,143,509
ND Ward County Health Care Facility
Trinity Health,
Series 2006, 5.125% 07/01/29	1,250,000	951,687
NJ Health Care Facilities Financing Authority
St. Joseph's Hospital & Medical Center,
Series 2008, 6.625% 07/01/38	4,000,000	3,398,120
NM Farmington Hospital Revenue
San Juan Medical Center,
Series 2004 A, 5.000% 06/01/23	500,000	456,620
NY Albany Industrial Development Agency
St. Peter's Hospital,
Series 2008 A, 5.250% 11/15/27	2,330,000	1,979,428
NY Dormitory Authority
New York University Hospital Center,
Series 2006, 5.000% 07/01/20	2,000,000	1,861,180
PA Northampton County General Purpose Authority
St. Luke's Hospital Bethlehem,
Series 2008 A, 5.500% 08/15/35	3,000,000	2,561,130
SC Greenville Hospital System Board
GHS Partners in Health,
Series 2001, Insured: AMBAC 5.500% 05/01/26	5,000,000	5,054,800
TN Knox County Health, Educational & Housing Facilities Authority
Fort Sanders Alliance,
Series 1993, Insured: NPFGC 5.250% 01/01/15	5,000,000	5,006,950
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System,
Series 2006 C, 5.250% 09/01/36	8,500,000	5,669,415

	Par ($)	Value ($)
VA Fairfax County Industrial Development Authority
Inova Alexandria Health Service,
Series 2009, 5.500% 05/15/35	4,000,000	4,064,280
Inova Health System,
Series 1993, 5.000% 08/15/23	10,000,000	10,600,900
VA Henrico County Industrial Development Authority
Bon Secours Health System,
Series 1996, Insured: NPFGC 6.000% 08/15/16	5,000,000	5,596,600
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.:
Series 1999 A, 5.600% 02/15/29	4,000,000	3,574,160
Series 1999 B, 5.500% 02/15/15	3,500,000	3,507,875
Series 2003, 6.400% 04/15/33	4,250,000	4,040,602
Hospitals Total		130,530,826
Intermediate Care Facilities – 0.5%
IL Development Finance Authority
Hoosier Care, Inc.,
Series 1999 A, 7.125% 06/01/34	2,245,000	1,765,176
IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A, 7.125% 06/01/34	11,595,000	8,936,615
Intermediate Care Facilities Total		10,701,791
Nursing Homes – 0.8%
IA Finance Authority
Care Initiatives,
Series 1998 B, 5.750% 07/01/28	4,500,000	3,174,480
IA Marion Health Care Facilities
AHF/Kentucky-Iowa, Inc.,
Series 2003, 8.000% 01/01/29	200,000	159,646
MA Industrial Finance Agency
GF/Massachusetts, Inc.,
Series 1994, 8.300% 07/01/23 (k)	10,150,000	7,105,000
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home,
Series 2002, 8.500% 05/01/32	6,150,000	5,296,011

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Washington County Industrial Development Authority
AHF Project,
Series 2003, 8.500% 01/01/29 (b)	2,220,000	1,873,680
TN Metropolitan Government Nashville & Davidson County Health & Education Board
AHF Project,
Series 2003, 8.500% 01/01/29 (b)	510,000	430,440
Nursing Homes Total		18,039,257
Health Care Total		190,632,185
Housing – 3.0%
Assisted Living/Senior – 0.2%
DE Kent County
Heritage at Dover,
Series 1999, AMT, 7.625% 01/01/30	1,555,000	1,143,158
MN Roseville
Care Institute, Inc.,
Series 1993, 7.750% 11/01/23	3,275,000	2,481,140
NY Suffolk County Industrial Development Agency
Gurwin Jewish Phase II,
Series 2004, 6.700% 05/01/39	890,000	667,998
Assisted Living/Senior Total		4,292,296
Multi-Family – 2.3%
CO Educational & Cultural Facilities Authority
Campus Village Apartments LLC,
Series 2008 CA: 5.500% 06/01/33	2,000,000	1,907,840
5.500% 06/01/38	6,000,000	5,460,240
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT, 7.500% 07/01/40	7,925,000	7,054,360
Cross Keys Apartments,
Series 1998 A, AMT, 5.750% 10/01/28	985,000	933,238
FL Capital Trust Agency
Series 2008 B,
7.000% 07/15/32	1,945,000	1,621,430
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT, 7.450% 07/01/40	3,925,000	3,363,882

	Par ($)	Value ($)
MA Housing Finance Agency
Series 2004 A, AMT,
Insured: FSA 5.250% 07/01/25	10,000,000	9,818,500
MD Economic Development Corp.
Collegiate Housing Foundation,
Series 1999 A, 6.000% 06/01/30	3,000,000	2,465,070
MO St. Louis Area Housing Finance Corp.
Wellington Arms III,
Series 1979, 7.375% 01/01/21	1,424,380	1,431,730
NC Durham Housing Authority
Magnolia Pointe Apartments,
Series 2005, AMT, 5.650% 02/01/38	3,269,232	2,475,953
NC Medical Care Commission
ARC Project,
Series 2004 A, 5.800% 10/01/34	1,400,000	1,212,190
NY New York City Housing Development Corp.
Series 2005 F-1,
4.650% 11/01/25	5,000,000	4,971,450
OK County Finance Authority
Sail Associates LLC,
Series 2007, AMT, LOC: Bank of the West 5.250% 12/01/41	1,475,000	1,408,979
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A, 8.500% 12/01/16 (c)	6,615,223	6,104,990
Multi-Family Total		50,229,852
Single-Family – 0.5%
CA Department of Veterans Affairs
Series 2007, AMT,
4.850% 12/01/22	2,000,000	1,860,080
CO El Paso County School District No. 11
Series 1988 A, AMT,
Guarantor: GNMA 8.375% 03/25/19	90,902	92,709
FL Brevard County
Series 1985,
Insured: FGIC (a) 04/01/17	395,000	184,433
FL Lee County Housing Finance Authority
Series 1998 A-2, AMT,
Guarantor: GNMA 6.300% 03/01/29	65,000	66,212

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
LA Jefferson Parish Home Mortgage Authority
Series 1999 B-1, AMT,
Guarantor: GNMA 6.750% 06/01/30	240,000	247,275
MD Community Development Administration Department of Housing & Community Development
Series 2006 B, AMT,
4.900% 09/01/37	4,765,000	4,256,956
ME Housing Authority
Series 2006 D, AMT,
4.950% 11/15/31	2,045,000	1,886,042
OK Housing Finance Agency
Series 1999 B-1,
Guarantor: GNMA 6.800% 09/01/16	30,000	30,920
OR Department of Housing & Community Services
Series 1998 A,
5.150% 07/01/15	25,000	25,284
WA Housing Finance Commission
Series 2006 3-A, AMT,
Guarantor: GNMA 5.000% 12/01/37	3,000,000	2,765,130
Single-Family Total		11,415,041
Housing Total		65,937,189
Industrials – 2.6%
Food Products – 0.4%
MI Strategic Fund
Imperial Sugar Co.:
Series 1998 A, 6.250% 11/01/15	2,250,000	2,114,145
Series 1998 B, 6.450% 11/01/25	3,500,000	2,860,235
Series 1998 C, AMT, 6.550% 11/01/25	4,250,000	3,353,250
Food Products Total		8,327,630
Forest Products & Paper – 0.4%
FL Escambia County Environmental Improvement Revenue
International Paper Co.,
Series 2003 A, AMT, 5.750% 11/01/27	2,750,000	2,106,528
GA Rockdale County Development Authority
Visy Paper, Inc.,
Series 2007 A, AMT, 6.125% 01/01/34	2,000,000	1,391,580
MS Lowndes County
Weyerhaeuser Co.,
Series 1992 A, 6.800% 04/01/22	2,470,000	2,361,740

	Par ($)	Value ($)
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
Champion International Paper Co.,
Series 1999, AMT, 6.400% 11/01/24	2,425,000	2,074,539
SC Richland County
International Paper Co.,
Series 2003, AMT, 6.100% 04/01/23	1,000,000	841,100
Forest Products & Paper Total		8,775,487
Manufacturing – 0.6%
AL McIntosh Industrial Development Board
CIBA Specialty Chemicals,
Series 1998, 5.375% 06/01/28	1,000,000	830,640
IL Will-Kankakee Regional Development Authority
Flanders Corp.,
Series 1997, AMT, 6.500% 12/15/17	1,815,000	1,600,757
KS Wichita Airport Authority
Cessna Citation Service Center,
Series 2002 A, AMT, 6.250% 06/15/32	5,000,000	3,809,550
MN Alexandria Industrial Development
Seluemed LLP,
Series 1998, AMT, 5.850% 03/01/18	830,000	831,062
MO Development Finance Board
Procter & Gamble Co.,
Series 1999, AMT, 5.200% 03/15/29	4,385,000	4,151,280
MO St. Louis Industrial Development Authority
Anheuser-Busch Companies, Inc.,
Series 1991, 6.650% 05/01/16	1,400,000	1,575,490
Manufacturing Total		12,798,779
Metals & Mining – 0.0%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT, 8.000% 09/01/14 (c)	830,000	799,722
Metals & Mining Total		799,722
Oil & Gas – 1.0%
AZ Salt Verde Financial Corp. Senior Gas Revenue
Series 2007,
5.000% 12/01/32	5,400,000	4,391,928

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
LA St. John Baptist Parish
Marathon Oil Corp.,
Series 2007 A, 5.125% 06/01/37	12,750,000	10,694,190
TN Energy Acquisition Corp.
Series 2006,
5.250% 09/01/26	1,250,000	1,091,825
TX Texas City Industrial Development Corp.
Arco Pipeline Co., Inc.,
Series 1990, 7.375% 10/01/20	2,000,000	2,506,540
VI Virgin Islands Public Finance Authority
Hovensa LLC,
Series 2003, AMT, 6.125% 07/01/22	2,975,000	2,809,917
Oil & Gas Total		21,494,400
Other Industrial Development Bonds – 0.2%
MI Strategic Fund Obligation Ltd.
NSF International,
Series 2004, 5.250% 08/01/26	600,000	528,678
NJ Economic Development Authority
GMT Realty LLC,
Series 2006 B, AMT, 6.875% 01/01/37	7,000,000	5,372,710
Other Industrial Development Bonds Total		5,901,388
Industrials Total		58,097,406
Other – 16.9%
Pool/Bond Bank – 1.7%
FL Municipal Loan Council
Series 2000 A,
Insured: NPFGC (a) 04/01/21	1,000,000	546,150
IL Metropolitan Water Reclamation District Greater Chicago
Series 2007 C,
5.250% 12/01/33	13,210,000	14,402,731
MA Water Pollution Abatement Trust
Series 1999 A,
6.000% 08/01/17	10,000,000	12,255,400
Series 2006,
5.250% 08/01/24	4,000,000	4,689,200
OH Water Development Authority
Water Pollution Control,
Series 2005 B, 4.750% 06/01/25	5,000,000	5,216,350
Pool/Bond Bank Total		37,109,831

	Par ($)	Value ($)
Refunded/Escrowed (d) – 14.7%
AZ Maricopa County Industrial Development Authority
Series 1984,
Escrowed to Maturity, (a) 02/01/16	4,500,000	3,648,420
AZ Pima County Industrial Development Authority
Series 1989, AMT,
Escrowed to Maturity, 8.200% 09/01/21	12,370,000	16,933,169
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Escrowed to Maturity, (a) 01/01/18	10,000,000	7,416,700
CA Morgan Hill Unified School District
Series 2002,
Escrowed to Maturity, Insured: FGIC (a) 08/01/22	3,345,000	1,924,278
CA Palmdale Community Redevelopment Agency
Series 1986 A, AMT,
Escrowed to Maturity, Insured: FHA 8.000% 03/01/16	3,000,000	3,829,380
Series 1986 D, AMT,
Escrowed to Maturity, Insured: NPFGC 8.000% 04/01/16	7,000,000	9,450,560
CA Perris Community Facilities District
Series 1991 2-90,
Escrowed to Maturity, 8.750% 10/01/21	6,165,000	9,526,158
CA Pomona
Series 1990 A,
Escrowed to Maturity, Guarantor: GNMA 7.600% 05/01/23	8,890,000	11,827,256
CA Riverside County
Series 1998, AMT,
Escrowed to Maturity, Guarantor: GNMA 8.300% 11/01/12	10,000,000	12,114,700
CO Health Facilities Authority
American Housing Foundation I, Inc.,
Series 2003 A, Pre-refunded 12/01/11, 8.500% 12/01/31	885,000	1,028,290
CO Highlands Ranch Metropolitan District No. 2
Series 1996,
Escrowed to Maturity, Insured: CGIC 6.500% 06/15/12	530,000	610,624

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A, Pre-refunded 06/01/12, 8.000% 06/01/32	4,500,000	5,330,970
FL Highlands County Health Facilities Authority
Adventist Health Systems,
Series 2003 D, Pre-refunded 11/15/13, 5.375% 11/15/35	3,450,000	3,932,310
FL Jacksonville Transportation Authority
Series 1985,
Escrowed to Maturity, 9.200% 01/01/15	2,000,000	2,479,420
FL Melbourne
Series 2000 A,
Escrowed to Maturity, Insured: FGIC (a) 10/01/19	600,000	403,890
FL Mid-Bay Bridge Authority
Series 1991 A,
Escrowed to Maturity, 6.875% 10/01/22	2,000,000	2,613,140
FL Orange County Health Facilities Authority
Orlando Regional Health Care System,
Series 1996 A, Escrowed to Maturity, Insured: NPFGC 6.250% 10/01/16	2,120,000	2,529,393
Series 1996 A,
Escrowed to Maturity, Insured: NPFGC 6.250% 10/01/16	55,000	65,621
FL Orlando Utilities Commission Water & Electric
Series 1989 D,
Escrowed to Maturity, 6.750% 10/01/17	3,750,000	4,492,912
FL Seminole County
Series 1992,
Escrowed to Maturity, Insured: NPFGC 6.000% 10/01/19	1,030,000	1,239,523
GA Fulton County Water & Sewer
Series 1992,
Escrowed to Maturity, Insured: FGIC 6.375% 01/01/14	19,080,000	21,083,972

	Par ($)	Value ($)
GA Municipal Electric Authority
Series 1991:
Escrowed to Maturity, Insured: NPFGC 6.600% 01/01/18	3,600,000	4,327,848
Pre-refunded to Various Dates, Insured: NPFGC 6.600% 01/01/18	420,000	492,803
ID Health Facilities Authority
IHC Hospitals, Inc.,
Series 1992, Escrowed to Maturity, 6.650% 02/15/21	6,000,000	7,931,400
IL Educational Facilities Authority
Educational Advancement Fund, Inc.,
Series 2002, Pre-refunded 05/01/12, 6.625% 05/01/17	4,500,000	5,206,995
IL Glendale Heights
Series 1985 B,
Escrowed to Maturity, 7.100% 12/01/15	1,160,000	1,363,592
MA College Building Authority
Series 1999 A,
Escrowed to Maturity, Insured: NPFGC: (a) 05/01/19	7,710,000	5,320,902
(a) 05/01/20	7,750,000	5,067,957
MA Turnpike Authority
Series 1993 A,
Escrowed to Maturity, Insured: FGIC 5.125% 01/01/23	3,600,000	4,077,684
MA Water Resources Authority
Series 1992 A,
Escrowed to Maturity, Insured: FGIC 6.500% 07/15/19	5,000,000	6,109,250
MI State
525 Redevco, Inc.,
Series 2000, Escrowed to Maturity, Insured: AMBAC (a) 06/01/21	6,000,000	3,679,380
MN Dakota & Washington Counties Housing & Redevelopment Authority
Series 1988, AMT,
Escrowed to Maturity, Guarantor: GNMA 8.150% 09/01/16	235,000	315,168

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MN University of Minnesota
Series 1996 A,
Escrowed to Maturity, 5.500% 07/01/21	1,000,000	1,150,300
MN Western Minnesota Municipal Power Agency
Series 1983 A,
Escrowed to Maturity, Insured: NPFGC 9.750% 01/01/16	1,000,000	1,385,350
NC Eastern Municipal Power Agency
Series 1987 A,
Pre-refunded 01/01/22, 4.500% 01/01/24	1,750,000	1,941,975
Series 1991 A,
Escrowed to Maturity, 5.000% 01/01/21	8,735,000	10,055,121
NE Omaha Public Power District
Series 1992 B,
Escrowed to Maturity, 6.200% 02/01/17	1,600,000	1,871,744
NJ Transportation Trust Fund Authority
Series 1995 B,
Escrowed to Maturity, Insured: NPFGC 7.000% 06/15/12	10,135,000	11,823,998
NJ Turnpike Authority
Series 1991 C,
Escrowed to Maturity, Insured: NPFGC 6.500% 01/01/16	11,000,000	12,754,060
NY Long Island Power Authority
Series 1998 A,
Escrowed to Maturity, Insured: FSA 5.250% 12/01/14	2,000,000	2,305,820
NY New York City Municipal Water Finance Authority
Series 1999 A,
Pre-refunded 06/15/09, 5.500% 06/15/32 (c)(e)	10,000,000	10,117,100
NY Triborough Bridge & Tunnel Authority
Series 1992 Y,
Escrowed to Maturity, 6.125% 01/01/21	11,000,000	13,899,270
Series 1992,
Escrowed to Maturity, Insured: CAP 6.125% 01/01/21	7,000,000	8,524,530

	Par ($)	Value ($)
PA Cambria County Industrial Development Authority
Beverly Enterprises,
Series 1987, Escrowed to Maturity, 10.000% 06/18/12	700,000	792,708
PA Convention Center Authority
Series 1989 A,
Escrowed to Maturity, Insured: FGIC 6.000% 09/01/19	14,010,000	17,004,497
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 1998 A,
Economically Defeased to Maturity, Insured: AMBAC 5.125% 06/01/24	3,000,000	3,344,370
Series 2002 E,
Escrowed to Maturity, 6.000% 08/01/26	2,470,000	3,009,917
PR Commonwealth of Puerto Rico
Series 2006 A,
Pre-refunded 07/01/16, 5.250% 07/01/30	1,235,000	1,469,366
SC Piedmont Municipal Power Agency
Series 1993,
Escrowed to Maturity: Insured: AMBAC (a) 01/01/13	9,800,000	7,805,210
Insured: NPFGC 5.375% 01/01/25	3,960,000	4,541,288
Series 1998,
Escrowed to Maturity, Insured: AMBAC (a) 01/01/13	1,450,000	1,110,425
TN Maury County Industrial Development Board
Occidental Petroleum Corp.,
Series 2001 A, AMT, Pre-refunded 08/01/11, 6.250% 08/01/18	4,000,000	4,383,720
TX Houston Water & Sewer System
Series 1998 A,
Escrowed to Maturity, Insured: FSA: (a) 12/01/19	26,955,000	17,685,445
(a) 12/01/23	2,515,000	1,308,052
Series 2002 A,
Pre-refunded 12/01/12, 5.000% 12/01/30	3,000,000	3,348,120

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Research Laboratory Commission Finance Authority
Superconducting Super Collider,
Series 1991, Escrowed to Maturity, 6.950% 12/01/12	6,280,000	6,955,037
UT County Hospital Revenue
IHC Health Services, Inc.,
Series 1997, Escrowed to Maturity, Insured: NPFGC 5.250% 08/15/26	2,500,000	2,508,300
UT Provo
Series 1980,
Escrowed to Maturity, 10.125% 04/01/15	1,120,000	1,408,008
VA Tobacco Settlement Financing Corp.
Series 2005,
Pre-refunded to Various Dates, 5.500% 06/01/26	5,000,000	5,584,800
WI Badger Tobacco Asset Securitization Corp.
Series 2002,
Escrowed to Maturity, 5.750% 06/01/12	2,450,000	2,717,467
Refunded/Escrowed Total		327,179,663
Tobacco – 0.5%
CA Golden State Tobacco Securitization Corp.
Series 2007 A-1,
5.000% 06/01/33	2,500,000	1,743,475
NJ Tobacco Settlement Financing Corp.
Series 2007 1-A:
4.500% 06/01/23	755,000	663,932
4.625% 06/01/26	11,900,000	8,365,819
OH Buckeye Tobacco Settlement Financing Authority
Series 2007 A-2,
5.750% 06/01/34	1,000,000	730,020
Tobacco Total		11,503,246
Other Total		375,792,740
Other Revenue – 1.4%
Hotels – 0.2%
MA Boston Industrial Development Financing Authority
Crosstown Center Hotel LLC,
Series 2002, AMT, 6.500% 09/01/35	2,890,000	1,826,856
NJ Middlesex County Improvement Authority
Heldrich Associates LLC:
Series 2005 B, 6.250% 01/01/37	4,000,000	2,068,720

	Par ($)	Value ($)
Series 2005 C, 8.750% 01/01/37	1,500,000	1,101,630
Hotels Total		4,997,206
Recreation – 1.2%
CA Agua Caliente Band Cahuilla Indians
Series 2003,
6.000% 07/01/18 (c)	1,750,000	1,465,905
CA Cabazon Band Mission Indians
Series 2004:
8.375% 10/01/15	1,740,000	1,335,955
8.750% 10/01/19	7,680,000	5,915,827
CO Metropolitan Football Stadium District
Series 1999 A,
Insured: NPFGC (a) 01/01/11	3,650,000	3,510,935
CT Mashantucket Western Pequot Tribe
Series 2007 A,
5.750% 09/01/34 (c)	4,000,000	1,935,400
FL Seminole Indian Tribe
Series 2007 A,
5.250% 10/01/27 (c)	6,750,000	5,606,887
OK Chickasaw Nation
Series 2007,
6.000% 12/01/25 (c)	5,000,000	4,309,300
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C,
5.625% 10/01/26	3,500,000	2,395,855
Recreation Total		26,476,064
Other Revenue Total		31,473,270
Resource Recovery – 0.2%
Disposal – 0.1%
NV Department of Business & Industry
Republic Services, Inc.,
Series 2003, AMT, 5.625% 12/01/26	2,000,000	1,928,180
Disposal Total		1,928,180
Resource Recovery – 0.1%
MA Industrial Finance Agency
Ogden Haverhill Associates,
Series 1998 A, AMT, 5.400% 12/01/11	3,300,000	3,132,855
Resource Recovery Total		3,132,855
Resource Recovery Total		5,061,035

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Tax-Backed – 35.6%
Local Appropriated – 2.6%
CA Los Angeles County Schools
Series 1999 A,
Insured: AMBAC (a) 08/01/22	2,180,000	1,063,775
IL Chicago Board of Education
Series 1992 A,
Insured: NPFGC: 6.000% 01/01/16	5,000,000	5,780,600
6.000% 01/01/20	8,000,000	9,157,200
6.250% 01/01/15	12,900,000	14,373,825
IN Crown Point School Building Corp.
Series 2000,
Insured: NPFGC (a) 01/15/19	8,165,000	5,267,813
IN Noblesville Redevelopment Authority
Series 2006 A,
5.250% 08/01/25	2,000,000	2,064,960
MN Hibbing Economic Development Authority
Series 1997,
6.400% 02/01/12	385,000	385,166
MO St. Louis Industrial Development Authority
St. Louis Convention Center,
Series 2000, Insured: AMBAC (a) 07/15/18	2,000,000	1,018,620
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
Series 2005,
Insured: FSA 4.600% 04/01/22	8,885,000	9,061,189
TX Houston Independent School District
Series 1998 A,
Insured: AMBAC: (a) 09/15/14	3,885,000	3,350,191
(a) 09/15/18	3,885,000	2,710,487
(a) 09/15/20	3,885,000	2,390,285
Series 1998 B,
Insured: AMBAC (a) 09/15/15	2,000,000	1,645,380
Local Appropriated Total		58,269,491
Local General Obligations – 10.4%
AK North Slope Borough
Series 2000 B,
Insured: NPFGC (a) 06/30/11	15,000,000	14,375,100
Series 2001 A,
Insured: NPFGC (a) 06/30/12	23,000,000	21,368,150

	Par ($)	Value ($)
AZ Tucson
Series 1994 G,
Insured: FGIC 7.625% 07/01/14	3,140,000	3,799,086
CA Alvord Unified School District
Series 2002 A,
Insured: NPFGC 5.900% 02/01/19	1,975,000	2,254,680
CA Benicia Unified School District
Series 1997 A,
Insured: FGIC (a) 08/01/21	5,955,000	3,247,083
CA Clovis Unified School District
Series 2004 A,
Insured: FGIC (a) 08/01/20	7,000,000	4,037,320
CA Corona-Norco Unified School District
Series 2001 C,
Insured: FGIC (a) 09/01/18	1,390,000	924,336
CA Fresno Unified School District
Series 2002 A,
Insured: NPFGC 6.000% 02/01/19	1,000,000	1,101,670
CA Golden West School Authority
Series 1999 A,
Insured: NPFGC: (a) 08/01/14	3,980,000	3,365,806
(a) 08/01/15	1,500,000	1,207,890
CA Modesto High School District
Series 2002 A,
Insured: FGIC (a) 08/01/17	2,500,000	1,792,575
CA Norwalk La Mirada Unified School District
Series 2005 B,
(a) 08/01/23	9,790,000	4,547,063
CA Poway Unified School District
Series 2009 A,
(a) 08/01/24	1,750,000	758,590
CA San Diego Unified School District
Series 2009 A,
(a) 07/01/30	22,500,000	6,507,450
CA San Juan Unified School District
Series 2001,
Insured: FSA: (a) 08/01/17	1,525,000	1,098,747
(a) 08/01/18	1,785,000	1,192,326
CA San Ysidro School District
Series 2005 D,
Insured: FGIC (a) 08/01/23	2,330,000	1,082,192

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Vallejo City Unified School District
Series 2002 A,
Insured: NPFGC 5.900% 02/01/20	1,000,000	1,042,710
CA West Contra Costa Unified School District
Series 2001 B,
Insured: NPFGC 6.000% 08/01/24	2,320,000	2,363,593
CA Yuba City Unified School District
Series 2000,
Insured: FGIC (a) 09/01/18	1,160,000	771,388
CO El Paso County School District No. 11
Series 1996,
7.100% 12/01/16	2,105,000	2,636,744
IL Champaign County
Series 1999,
Insured: FGIC: 8.250% 01/01/20	1,015,000	1,357,217
8.250% 01/01/23	1,420,000	1,978,216
IL Chicago Board of Education
Series 1998 B-1,
Insured: FGIC: (a) 12/01/21	8,000,000	4,417,840
(a) 12/01/22	25,200,000	13,074,768
Series 2005 A,
Insured: AMBAC 5.500% 12/01/22	4,750,000	5,305,560
IL Chicago
Series 1998,
Insured: FGIC 5.250% 01/01/28	605,000	606,367
Series 1999,
Insured: FGIC: (a) 01/01/14	2,000,000	1,760,420
5.500% 01/01/23	9,750,000	10,922,828
IL Coles & Cumberland Counties Unified School District
Series 2000,
Insured: FSA (a) 12/01/12	3,030,000	2,778,904
IL Cook County High School District No. 209-Provisional Township
Series 2004,
Insured: FSA 5.000% 12/01/15	1,750,000	1,923,425
IL Cook County School District No. 102
Series 2001,
Insured: FGIC (a) 12/01/20	3,065,000	1,797,377

	Par ($)	Value ($)
IL De Kalb County Community Unified School District No. 424
Series 2001,
Insured: AMBAC: (a) 01/01/20	2,575,000	1,524,838
(a) 01/01/21	2,675,000	1,485,588
IL Du Page County Community High School District No. 99
Series 1993,
5.600% 01/01/21	2,565,000	2,979,325
Series 1998,
Insured: FSA (a) 12/01/11	1,280,000	1,204,531
IL Kane & De Kalb Counties Community Unit School District No. 302
Series 2004,
Insured: FGIC (a) 02/01/21	3,165,000	1,814,210
IL Lake County School District No. 56
Series 1997,
Insured: FGIC 9.000% 01/01/17	10,440,000	13,810,972
IL Will County School District No. 114
Series 2005 C,
Insured: FGIC (a) 12/01/23	2,130,000	974,262
IL Will County United School District No. 365-UVY
Series 1999 B,
Insured: FSA (a) 11/01/18	3,370,000	2,214,966
KS Wyandotte County
Series 1998,
Insured: NPFGC 4.500% 09/01/28	2,900,000	2,721,853
LA New Orleans
Series 1991,
Insured: AMBAC (a) 09/01/12	6,250,000	5,235,688
MI Detroit City School District
Series 2005 A:
5.000% 05/01/17	2,500,000	2,621,175
Insured: FSA 5.250% 05/01/30	10,000,000	9,488,700
MI Holland School District
Series 1992,
Insured: AMBAC (a) 05/01/17	1,190,000	864,809
MI Paw Paw Public School District
Series 1998,
Insured: FGIC 5.000% 05/01/25	1,020,000	1,100,447

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI St. John's Public School
Series 1998,
Insured: FGIC 5.100% 05/01/25	1,790,000	1,951,637
NE Omaha Convention Center/Arena
Series 2004,
5.250% 04/01/23	2,000,000	2,350,640
NJ Washington Township Board of Education Mercer County
Series 2005,
Insured: FSA 5.250% 01/01/27	1,410,000	1,581,498
NY State
Series 2007 M,
5.000% 04/01/22	2,000,000	2,061,080
OH Adams County Ohio Valley Local School District
Series 1995,
Insured: NPFGC 7.000% 12/01/15	3,000,000	3,455,790
OH Cincinnati City School District
Series 2006,
5.250% 12/01/30	1,000,000	1,092,490
OH Kings Local School District
Series 1995,
Insured: FGIC 7.500% 12/01/16	2,110,000	2,543,162
OH Pickerington Local School District
Series 2001,
Insured: FGIC: (a) 12/01/14	2,000,000	1,698,240
(a) 12/01/15	1,500,000	1,211,535
OR Linn County Community School District No. 9
Series 2005,
Insured: FGIC 5.500% 06/15/30	1,435,000	1,614,160
PA Cornwall-Lebanon School District
Series 2001,
Insured: FSA (a) 03/15/18	3,020,000	2,129,915
PA Westmoreland County Municipal Authority
Series 2000 A,
Insured: NPFGC (a) 06/01/13	3,000,000	2,668,800
TX Dallas County Flood Control District
Series 2002,
7.250% 04/01/32	7,500,000	7,416,525
TX Galveston County
Series 2001,
Insured: FGIC (a) 02/01/20	1,510,000	951,255

	Par ($)	Value ($)
TX Hurst Euless Bedford Independent School District
Series 1998,
Guarantor: PSFG 4.500% 08/15/25	16,000,000	16,003,200
WA Clark County School District No. 37
Series 2001 C,
Insured: FGIC: (a) 12/01/16	3,000,000	2,313,720
(a) 12/01/20	6,150,000	3,713,493
WA King & Snohomish Counties School District No. 417
Series 1998 B,
Insured: FGIC (a) 06/15/16	3,315,000	2,623,259
Local General Obligations Total		230,819,184
Special Non-Property Tax – 8.0%
AL Jefferson County
Series 2004 A,
5.250% 01/01/19	2,790,000	1,761,522
FL Tampa Sports Authority
Series 1995,
Insured: NPFGC 5.750% 10/01/25	2,500,000	2,502,400
FL Tampa
Series 1996,
Insured: AMBAC (a) 04/01/21	900,000	501,849
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992 P,
Insured: AMBAC 6.250% 07/01/20	6,000,000	6,978,660
IL Metropolitan Pier & Exposition Authority
Series 1993 A,
Insured: FGIC: (a) 06/15/13	11,640,000	10,222,714
(a) 06/15/16	3,750,000	2,858,663
Series 1996 A,
Insured: NPFGC (a) 12/15/12	8,850,000	7,920,307
Series 2002 B,
Insured: NPFGC 5.000% 06/15/21	3,000,000	3,115,050
IL Sales Tax Revenue
Series 2002,
Insured: FGIC 6.000% 06/15/23	4,000,000	4,626,800
KY Economic Development Finance Authority
Louisville Arena Authority, Inc.,
Series 2008 A1, Insured: AGO 6.000% 12/01/38	2,850,000	2,943,993

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Bay Transportation Authority
Series 2005 A,
5.000% 07/01/25	3,000,000	3,368,520
Series 2005 B,
Insured: NPFGC: 5.500% 07/01/26	1,500,000	1,752,090
5.500% 07/01/29	2,000,000	2,297,160
Series 2006 A,
5.250% 07/01/29	3,185,000	3,579,972
NJ Economic Development Authority
Cigarette Tax,
Series 2004, 5.500% 06/15/31	775,000	604,926
NV Sparks Tourism Improvement District No. 1
Series 2008 A,
6.750% 06/15/28 (c)	2,000,000	1,434,060
NY Dormitory Authority
Series 2005 B,
Insured: AMBAC: 5.500% 03/15/24	10,170,000	11,542,848
5.500% 03/15/27	11,240,000	12,694,231
5.500% 03/15/29	2,030,000	2,274,067
5.500% 03/15/30	6,040,000	6,753,626
Series 2008-B,
5.250% 03/15/38	5,000,000	5,111,050
NY Local Government Assistance Corp.
Series 1993 E:
Insured: AMBAC 5.250% 04/01/16	10,000,000	11,354,100
Insured: NPFGC 5.000% 04/01/21	3,655,000	4,138,118
NY Metropolitan Transportation Authority
Series 2009 B,
5.000% 11/15/34	3,000,000	2,991,360
NY New York City Transitional Finance Authority
Series 2002 A,
5.500% 11/01/26 (b)	5,000,000	5,355,200
NY Sales Tax Asset Receivables Corp.
Series 2004 A,
Insured: AMBAC 5.000% 10/15/32	3,950,000	4,029,988
OH Hamilton County Sales Tax Revenue
Series 2000 B,
Insured: AMBAC (a) 12/01/20	2,000,000	1,130,160
PR Commonwealth of Puerto Rico Convention Center Authority
Series 2006,
Insured: AMBAC 5.000% 07/01/20	3,000,000	2,797,410

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1996 Y,
Insured: NPFGC 6.250% 07/01/12	3,000,000	3,163,830
Series 1996 Z,
Insured: FSA 6.000% 07/01/18	10,000,000	10,802,400
Series 2002 E,
Insured: FSA 5.500% 07/01/14	5,000,000	5,297,200
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A,
Insured: FGIC 5.500% 07/01/24	4,000,000	3,761,440
TX Harris County Houston Sports Authority
Series 2001 A,
Insured: NPFGC: (a) 11/15/14	3,905,000	3,015,480
(a) 11/15/15	3,975,000	2,877,264
(a) 11/15/16	4,040,000	2,735,322
TX Houston Hotel Occupancy
Series 2001 B,
Insured: AMBAC (a) 09/01/17	2,000,000	1,265,640
UT Transit Authority Sales Tax Revenue
Series 2006 C,
Insured: FSA 5.250% 06/15/29	10,000,000	10,969,400
VA Peninsula Town Center Community Development Authority
Series 2007,
6.250% 09/01/24	2,375,000	1,896,865
WA Central Puget Sound Regional Transportation Authority
Series 1998,
Insured: FGIC 5.250% 02/01/21	4,500,000	5,190,210
Special Non-Property Tax Total		177,615,895
Special Property Tax – 1.0%
CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1, 6.450% 09/01/31	1,850,000	1,586,764
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	1,315,000	1,326,940

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Orlando
Conroy Road Interchange,
Series 1998 A, 5.800% 05/01/26	300,000	255,378
FL Tolomato Community Development District
Series 2007,
6.550% 05/01/27	3,500,000	2,513,700
FL Village Center Community Development District
Series 1998 A,
Insured: NPFGC 5.500% 11/01/12	750,000	780,750
FL Waterset North Community Development District
Series 2007 A,
6.600% 05/01/39	3,000,000	1,774,320
FL Westchester Community Development District No. 1
Series 2003,
6.000% 05/01/23	2,200,000	1,566,884
IL Sports Facilities Authority
Series 2001,
Insured: AMBAC (a) 06/15/18	4,000,000	2,546,640
IN Portage
Series 2006,
5.000% 01/15/27	410,000	347,901
NY Industrial Development Agency
Yankee Stadium,
Series 2006, 5.000% 03/01/46	2,000,000	1,586,600
OH Hickory Chase Community Authority
Series 2008,
6.750% 12/01/27	6,165,000	4,802,658
OH Toledo-Lucas County Port Authority
Series 2007,
5.400% 11/01/36	4,000,000	3,355,400
Special Property Tax Total		22,443,935
State Appropriated – 7.0%
IN Office Building Commission
Series 1995 B,
Insured: AMBAC 6.250% 07/01/16	8,000,000	9,187,440
NJ Economic Development Authority
Series 2005 K,
Insured: FGIC 5.250% 12/15/21	2,000,000	2,179,440
Series 2005 N-1:
Insured: FGIC 5.500% 09/01/27	5,000,000	5,358,850
Insured: FSA 5.500% 09/01/25	23,990,000	27,522,048

	Par ($)	Value ($)
NJ Transportation Trust Fund Authority
Series 1995 B,
Insured: NPFGC 7.000% 06/15/12	16,865,000	18,942,768
Series 1999 A:
5.750% 06/15/18	5,000,000	5,640,650
5.750% 06/15/20	4,150,000	4,559,190
Series 2006 A,
5.500% 12/15/23	3,000,000	3,280,620
NY Dormitory Authority
Series 1990 A,
7.500% 05/15/13	8,000,000	9,321,280
Series 1993 A:
Insured: CGIC 6.000% 07/01/20	6,140,000	7,054,860
Insured: FGIC 5.875% 05/15/17	28,240,000	32,198,966
Series 1993,
6.000% 07/01/20	13,350,000	15,216,597
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
LOC: Government Development Bank for Puerto Rico 5.750% 08/01/27	1,000,000	1,006,030
UT Building Ownership Authority
Series 1998 C,
Insured: FSA 5.500% 05/15/19	3,450,000	3,916,026
WI State
Series 2009 A,
5.750% 05/01/33	5,700,000	5,971,890
WV Building Commission
Series 1998 A,
Insured: AMBAC 5.375% 07/01/21	3,215,000	3,427,029
State Appropriated Total		154,783,684
State General Obligations – 6.6%
CA State
Series 2002,
Insured: AMBAC 6.000% 04/01/17	2,500,000	2,822,325
Series 2007:
4.500% 08/01/30	45,000,000	37,916,550
5.000% 12/01/37	8,500,000	7,666,405
Series 2008,
5.250% 03/01/38	8,250,000	7,705,252
Series 2009,
6.000% 04/01/35	15,000,000	15,436,350
FL Board of Education
Series 1985,
9.125% 06/01/14	1,735,000	1,964,228

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL State
Series 2001,
Insured: FGIC 6.000% 11/01/26	3,000,000	3,484,530
Series 2004 A,
5.000% 03/01/34	3,000,000	2,999,760
MA Bay Transportation Authority
Series 1994 A,
Insured: FSA 7.000% 03/01/19	2,500,000	3,105,325
MA State
Series 2006 B,
Insured: FSA 5.250% 09/01/25	5,000,000	5,760,900
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 F,
5.250% 07/01/20	2,000,000	1,905,340
Series 2007,
6.250% 07/01/31	27,000,000	27,062,370
PR Commonwealth of Puerto Rico
Series 1996 B,
Insured: AMBAC 6.500% 07/01/15	2,650,000	2,805,741
WA State
Series 2000 S-5,
Insured: FGIC (a) 01/01/19	1,500,000	1,027,965
Series 2007 D,
4.500% 01/01/30	24,470,000	23,702,376
State General Obligations Total		145,365,417
Tax-Backed Total		789,297,606
Transportation – 7.8%
Air Transportation – 0.6%
CO Denver City & County Special Facility Authority
United Airlines, Inc.,
Series 2007, AMT, 5.250% 10/01/32	5,000,000	3,096,200
IL Chicago O'Hare International Airport
United Airlines, Inc.,
Series 1999 A, 5.350% 09/01/16 (f)	4,100,000	41,000
IN Indianapolis Airport Authority
FedEx Corp.,
Series 2004, AMT, 5.100% 01/15/17	3,000,000	2,715,030

	Par ($)	Value ($)
United Airlines, Inc.,
Series 1995 A, AMT, 6.500% 11/15/31 (g)	1,348,969	43,841
NJ Economic Development Authority
Continental Airlines, Inc.,
Series 1999, AMT: 6.250% 09/15/19	1,300,000	1,099,501
6.250% 09/15/29	2,000,000	1,563,320
6.400% 09/15/23	4,000,000	3,303,440
NY Industrial Development Agency
American Airlines, Inc.,
Series 2005, 7.625% 08/01/25	1,000,000	911,480
Air Transportation Total		12,773,812
Airports – 0.4%
MA Port Authority
Series 1999 D, AMT,
Insured: FGIC 6.000% 07/01/29	5,000,000	5,006,400
WA Seattle Port
Series 1999 B, AMT,
Insured: FGIC 5.500% 09/01/13	3,885,000	4,059,398
Airports Total		9,065,798
Toll Facilities – 5.0%
CA San Joaquin Hills Transportation Corridor Agency
Series 1997 A,
Insured: NPFGC: (a) 01/15/12	2,500,000	2,149,475
(a) 01/15/14	14,450,000	10,798,630
CO E-470 Public Highway Authority
Series 1997 B,
Insured: NPFGC: (a) 09/01/11	17,685,000	15,722,319
(a) 09/01/22	6,515,000	2,438,434
Series 2000,
Insured: NPFGC (a) 09/01/18	18,600,000	9,868,044
MA Turnpike Authority
Series 1997 A,
Insured: NPFGC (a) 01/01/24	7,000,000	2,872,380
Series 1997 C,
Insured: NPFGC: (a) 01/01/18	4,700,000	2,988,965
(a) 01/01/20	17,000,000	9,365,810

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NJ Turnpike Authority
Series 1991 C,
Insured: FSA 6.500% 01/01/16	1,415,000	1,720,371
Series 2004 C-2,
Insured: AMBAC 5.500% 01/01/25	2,500,000	2,798,750
Series 2005,
Insured: FSA 5.250% 01/01/30	2,000,000	2,163,360
Series 2009 E,
5.250% 01/01/40	4,425,000	4,491,419
NY Triborough Bridge & Tunnel Authority
Series 2002,
Insured: NPFGC 5.500% 11/15/20	6,800,000	7,846,044
TX North Texas Tollway Authority
Series 2008 F,
5.750% 01/01/38	11,355,000	11,135,735
TX Turnpike Authority
Series 2002 A,
Insured: AMBAC: (a) 08/15/16	7,000,000	4,811,170
(a) 08/15/18	10,000,000	5,968,600
(a) 08/15/19	10,330,000	5,714,969
VA Richmond Metropolitan Authority
Series 1998,
Insured: FGIC 5.250% 07/15/22	7,800,000	8,497,476
Toll Facilities Total		111,351,951
Transportation – 1.8%
IL Regional Transportation Authority
Series 1994 C,
Insured: FGIC 7.750% 06/01/20	5,000,000	6,476,950
IN Finance Authority Highway Revenue
Series 2007 A,
Insured: FGIC 4.500% 06/01/29	10,000,000	9,420,600
NV Department of Business & Industry
Las Vegas Monorail Co., 2nd Tier,
Series 2000: 7.375% 01/01/30	1,650,000	82,500
7.375% 01/01/40	3,750,000	187,500
NY Metropolitan Transportation Authority
Series 2007 A,
Insured: FSA 5.000% 11/15/33	12,000,000	12,024,360
Series 2007 B,
5.000% 11/15/24	6,820,000	6,913,775

	Par ($)	Value ($)
OH Toledo-Lucas County Port Authority
Series 1992,
6.450% 12/15/21	3,950,000	4,176,454
Transportation Total		39,282,139
Transportation Total		172,473,700
Utilities – 14.6%
Independent Power Producers – 0.6%
NY Port Authority of New York & New Jersey
KIAC Partners,
Series 1996 IV, AMT, 6.750% 10/01/19	7,000,000	5,846,400
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities,
Series 1998, AMT, 5.500% 01/01/23	7,800,000	6,285,240
Independent Power Producers Total		12,131,640
Investor Owned – 2.2%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co.,
Series 1997 A, AMT, 6.100% 09/01/25	2,000,000	1,712,520
IN Development Finance Authority
Series 1999, AMT,
5.950% 08/01/30	5,000,000	4,500,350
IN Jasper County Pollution Control Revenue
Northern Indiana Public Service Co.:
Series 1994 C, Insured: NPFGC 5.850% 04/01/19	3,000,000	3,015,990
Series 2003, Insured: AMBAC 5.700% 07/01/17	2,000,000	2,032,240
IN Petersburg
Series 1995 C, AMT,
5.950% 12/01/29	5,000,000	4,026,400
MA Development Finance Agency
Dominion Energy Brayton,
Series 2006, AMT, 5.000% 02/01/36	3,000,000	2,488,980
MI Strategic Fund
Detroit Edison Co.,
Series 1991 BB, Insured: AMBAC 7.000% 05/01/21	2,505,000	2,740,620
NY Energy & Research Development Authority
Brooklyn Union Gas Co.,
Series 1993, 8.903% 04/01/20 (b)	13,000,000	13,257,400

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Brazos River Authority Pollution Control Revenue
TXU Energy Co. LLC:
Series 1999 B, AMT, 6.750% 09/01/34	12,455,000	7,521,325
Series 2001 A, AMT, 8.250% 10/01/30	5,250,000	2,736,143
Series 2003 A, AMT, 6.750% 04/01/38	1,900,000	1,147,372
TX Sabine River Authority Pollution Control Revenue
Series 2001 C,
5.200% 05/01/28	3,000,000	1,591,860
WY Lincoln County Environmental Improvement
Pacificorp,
Series 1995, AMT, 4.125% 11/01/25	2,500,000	2,475,150
Investor Owned Total		49,246,350
Joint Power Authority – 4.8%
AZ Salt River Project Agricultural Improvement & Power District
Series 2006 A,
5.000% 01/01/37	5,000,000	5,041,650
GA Municipal Electric Authority
Series 1991,
Insured: NPFGC 6.600% 01/01/18	17,280,000	20,034,605
MN Southern Minnesota Municipal Power Agency
Series 2002 A,
Insured: AMBAC 5.250% 01/01/17	11,000,000	12,141,800
NC Eastern Municipal Power Agency
Series 1991 A,
6.500% 01/01/18	2,185,000	2,530,470
Series 1993,
Insured: AMBAC 6.000% 01/01/18	16,470,000	18,487,410
SC Piedmont Municipal Power Agency
Series 1988,
Insured: AMBAC (a) 01/01/13	16,070,000	13,582,364
Series 1993,
Insured: NPFGC 5.375% 01/01/25	11,370,000	11,351,581
Series 2004 A,
Insured: FGIC (a) 01/01/24	5,000,000	2,183,650
SC Public Service Authority
Series 2008 A,
5.500% 01/01/38	3,000,000	3,155,040

	Par ($)	Value ($)
TX Municipal Power Agency
Series 1989,
Insured: AMBAC: (a) 09/01/11	4,985,000	4,661,823
(a) 09/01/12	2,785,000	2,502,378
Series 1993,
Insured: NPFGC (a) 09/01/15	8,790,000	6,802,405
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	5,000,000	5,020,500
Joint Power Authority Total		107,495,676
Municipal Electric – 2.1%
NY Long Island Power Authority
Series 2008 A,
6.000% 05/01/33	2,725,000	2,987,390
OH Cleveland Public Power Systems
Series 1994 A,
Insured: NPFGC (a) 11/15/13	2,000,000	1,754,140
PA Westmoreland County Municipal Authority
Series 1995 A,
Insured: FGIC (a) 08/15/23	5,540,000	2,503,194
Series 1999 A,
Insured: NPFGC (a) 08/15/22	2,000,000	1,053,440
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 KK,
Insured: NPFGC 5.500% 07/01/16	12,000,000	12,587,280
Series 2007 VV,
Insured: FGIC 5.250% 07/01/34	10,870,000	10,206,930
SD Heartland Consumers Power District
Series 1992,
Insured: FSA 6.000% 01/01/17	13,600,000	15,571,592
Municipal Electric Total		46,663,966
Water & Sewer – 4.9%
AL Birmingham Waterworks & Sewer Board
Series 2007 A,
Insured: AMBAC 4.375% 01/01/32	6,000,000	5,248,740
AL Jefferson County
Series 1997 A,
Insured: FGIC 5.625% 02/01/22	570,000	280,748

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Castaic Lake Water Agency
Series 1999,
Insured: AMBAC (a) 08/01/24	9,445,000	4,487,225
CA San Diego Public Facilities Financing Authority
Series 2009,
5.250% 05/15/39	17,000,000	16,913,130
CA San Francisco City & County Public Utilities Commission
Series 2006 A,
Insured: FSA 4.500% 11/01/31	17,800,000	16,073,756
FL Seminole County
Series 1992,
Insured: NPFGC 6.000% 10/01/19	470,000	542,150
FL St. John's County Water & Sewer Authority
Series 1991 A,
Insured: NPFGC (a) 06/01/13	2,600,000	2,274,064
Series 1999 A,
Insured: NPFGC (a) 06/01/14	1,500,000	1,246,665
GA Atlanta Water & Wastewater Revenue
Series 1991 A,
Insured: FGIC 5.500% 11/01/22	5,475,000	5,752,363
Series 2001 A,
Insured: NPFGC 5.500% 11/01/27	1,500,000	1,556,205
GA Henry County Water & Sewer Authority
Series 1997,
Insured: AMBAC 6.150% 02/01/20	5,390,000	6,181,629
GA Milledgeville Water & Sewer Revenue
Series 1996,
Insured: FSA 6.000% 12/01/21	1,000,000	1,191,730
IL Chicago
Series 1998,
Insured: NPFGC (a) 01/01/20	7,275,000	4,574,375
IN Bond Bank Revenue
Series 2008 B,
Insured: FSA (a) 06/01/29	8,075,000	2,576,733
MA Water Resources Authority
Series 2002 J,
Insured: FSA 5.500% 08/01/21	5,000,000	6,008,750

	Par ($)	Value ($)
Series 2006 A,
Insured: AMBAC 5.000% 08/01/24	2,170,000	2,350,370
MS V Lakes Utility District
Series 1994,
7.000% 07/15/37	465,000	373,056
NY New York City Municipal Water Finance Authority
Series 1999,
Insured: FGIC 10.180% 06/15/32 (b)	2,000,000	2,051,580
Series 2001 D,
5.250% 06/15/25	3,520,000	3,614,899
OH Cleveland Waterworks Revenue
Series 1993 G,
Insured: NPFGC 5.500% 01/01/21	4,015,000	4,478,170
OH Lakewood Water Systems Revenue
Series 1995,
Insured: AMBAC 5.850% 07/01/20	2,075,000	2,333,773
PA Dauphin County Industrial Development Authority
Dauphin Water Supply Co.,
Series 1992 A, AMT, 6.900% 06/01/24	3,400,000	3,786,614
TX Houston Water & Sewer Systems
Series 1998 A,
Insured: FSA: (a) 12/01/19	10,545,000	6,932,916
(a) 12/01/23	985,000	507,236
VA Fairfax County Water Authority
Series 2005 B,
5.250% 04/01/24	6,175,000	7,252,352
Water & Sewer Total		108,589,229
Utilities Total		324,126,861
Total Municipal Bonds (cost of $2,101,852,795)		2,113,123,348
Investment Companies – 2.8%
	Shares
Columbia Tax-Exempt
Reserves, Capital Class (7 day yield of 0.300%) (h)(i)	33,491,000	33,491,000
Dreyfus Tax-Exempt Cash
Management Fund (7 day yield of 0.687%)	28,652,631	28,652,631
Total Investment Companies (cost of $62,143,631)		62,143,631

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

Municipal Preferred Stocks – 0.8%
	Par ($)	Value ($)
Housing – 0.8%
Multi-Family – 0.8%
Centerline Equity Issuer Trust
Series 1999, AMT,
6.625% 06/30/09 (c)	6,000,000	6,001,920
Series 2000, AMT,
7.600% 11/30/10 (c)	5,000,000	5,245,600
Munimae TE Bond Subsidiary LLC
Series 2000 B, AMT,
7.750% 06/30/50 (b)(c)	10,000,000	6,499,000
Series 2005 C-3, AMT,
5.500% 11/29/49 (c)	1,000,000	629,090
Multi-Family Total		18,375,610
Housing Total		18,375,610
Total Municipal Preferred Stocks (cost of $22,000,000)		18,375,610
Short-Term Obligations – 0.2%
Variable Rate Demand Notes (j) – 0.2%
CA Department of Water Resources
Series 2005 F-2,
LOC: JPMorgan Chase Bank 0.180% 05/01/20	100,000	100,000
CT Health & Educational Facilities Authority
Yale University,
Series 2001 V-1, SPA: DEPFA Bank PLC 0.150% 07/01/36	400,000	400,000
MO Development Finance Board
Nelson Gallery Foundation,
Series 2004 A, SPA: JPMorgan Chase Bank 0.250% 12/01/33	600,000	600,000
NV Clark County School District
Series 2001 A,
Insured: FSA, SPA: State Street Bank & Trust Co. 0.250% 06/15/21	2,200,000	2,200,000
Variable Rate Demand Notes Total		3,300,000
Total Short-Term Obligations (cost of $3,300,000)		3,300,000
Total Investments – 99.0% (cost of $2,189,296,426) (l)		2,196,942,589
Other Assets & Liabilities, Net – 1.0%		21,845,004
Net Assets – 100.0%		2,218,787,593

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

(c)  Security exempt from registration pursuant to Rule 144A, under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid except for those in the following table, amounted to $50,148,974, which represents 2.3% of net assets.

Security	Acquisition Date	Par	Cost	Value
Resolution Trust
Corp. Pass-Through
Certificates,
Series 1993 A,
8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,104,990

(d)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)  Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. The security amounted to $10,117,100 and serves as collateral in the transaction.

(f)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(g)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At May 31, 2009, the value of this security amounted to $43,841, which represents less than 0.1% of net assets.

(h)  Investments in affiliates during the six month period ended May 31, 2009: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.300%)

Shares as of 11/30/08:	—
Shares purchased:	88,311,884
Shares sold:	(54,820,884)
Shares as of 05/31/09:	33,491,000
Net realized gain/loss:	$—
Dividend income earned:	$62,760
Value at end of period:	$33,491,000

(i)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(j)  Variable rate demand note. This security is payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of May 31, 2009.

(k)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $7,105,000 which represents 0.3% of net assets.

(l)  Cost for federal income tax purposes is $2,184,511,186.

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2009 (Unaudited)

  The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$62,143,631	$—
Level 2 – Other Significant Observable Inputs	2,127,693,958	—
Level 3 – Significant Unobservable Inputs	7,105,000	—
Total	$2,196,942,589	$—

  The following table reconciles asset balances for the six month period ending May 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of November 30, 2008	$—	$—
Accretion of discounts/ Amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(994,193)	—
Net purchases (sales)	—	—
Transfers into Level 3	8,099,193	—
Balance as of May 31, 2009	$7,105,000	$—

  The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized losses attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $994,193. This amount is included in net change in unrealized depreciation on the Statement of Changes in Net Assets.

  For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At May 31, 2009, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	35.6
Refunded/Escrowed	14.7
Utilities	14.6
Health Care	8.6
Transportation	7.8
Education	4.5
Housing	3.8
Industrials	2.6
Other	2.2
Other Revenue	1.4
Resource Recovery	0.2
96.0
Investment Companies	2.8
Short-Term Obligations	0.2
Other Assets & Liabilities, Net	1.0
100.0

At May 31, 2009, the Fund held investments in the following states/territories:

State/Territory	% of Total Investments
New York	12.1
California	11.1
Illinois	7.9
Massachusetts	7.1
Texas	6.5
New Jersey	6.0
Other*	49.3
100.0

* Includes all states/territories that are individually less than 5.0% of total investments.

Acronym	Name
AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CAP	Capital Markets Assurance Corp.

CGIC	Capital Guaranty Insurance Corp.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

PSFG	Permanent School Fund Guarantee

RAD	Radian Asset Assurance, Inc.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Tax-Exempt Fund
May 31, 2009 (Unaudited)

Assets	Unaffiliated investments, at cost	$2,155,805,426
	Affiliated investments, at cost	33,491,000
	Total investments, at cost	2,189,296,426
	Unaffiliated investments, at value	$2,163,451,589
	Affiliated investments, at value	33,491,000
	Total investments, at value	2,196,942,589
	Cash	461
	Receivable for:
	Investments sold	373,978
	Fund shares sold	992,010
	Interest	32,918,244
	Trustees' deferred compensation plan	141,478
	Prepaid expenses	51,389
	Total Assets	2,231,420,149
Liabilities	Payable for:
	Fund shares repurchased	1,920,453
	Floating rate note	4,988,150
	Distributions	4,086,466
	Interest expense and fees	5,950
	Investment advisory fee	916,925
	Transfer agent fee	152,105
	Trustees' fees	40,268
	Pricing and bookkeeping fees	28,985
	Custody fee	16,349
	Distribution and service fees	262,050
	Chief compliance officer expenses	278
	Trustees' deferred compensation plan	141,478
	Other liabilities	73,099
	Total Liabilities	12,632,556
	Net Assets	2,218,787,593
Net Assets Consist of	Paid-in capital	2,239,623,676
	Undistributed net investment income	7,484,470
	Accumulated net realized loss	(35,966,716)
	Net unrealized appreciation (depreciation) on investments	7,646,163
	Net Assets	2,218,787,593
Class A	Net assets	$1,347,907,173
	Shares outstanding	106,215,365
	Net asset value per share	$12.69	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($12.69/0.9525)	$13.32	(b)
Class B	Net assets	$15,839,862
	Shares outstanding	1,248,185
	Net asset value and offering price per share	$12.69	(a)
Class C	Net assets	$30,916,039
	Shares outstanding	2,436,187
	Net asset value and offering price per share	$12.69	(a)
Class Z	Net assets	$824,124,519
	Shares outstanding	64,941,183
	Net asset value, offering and redemption price per share	$12.69

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Tax-Exempt Fund
For the Six Months Ended May 31, 2009 (Unaudited)

		($)
Investment Income	Interest	61,909,714
	Dividends	103,972
	Dividends from affiliates	62,760
	Total Investment Income	62,076,446
Expenses	Investment advisory fee	5,284,141
	Distribution fee:
	Class B	63,150
	Class C	103,947
	Service fee:
	Class A	1,313,589
	Class B	16,840
	Class C	27,676
	Transfer agent fee	778,976
	Pricing and bookkeeping fees	102,745
	Trustees' fees	49,449
	Custody fee	24,147
	Chief compliance officer expenses	658
	Other expenses	301,759
	Expenses before interest expense and fees	8,067,077
	Interest expense and fees	29,980
	Total Expenses	8,097,057
	Fees waived by distributor - Class C	(20,919)
	Expense reductions	(401)
	Net Expenses	8,075,737
	Net Investment Income	54,000,709
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized loss on investments	(14,012,352)
	Net change in unrealized appreciation (depreciation) on investments	143,804,563
	Net Gain	129,792,211
	Net Increase Resulting from Operations	183,792,920

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Fund

		(Unaudited) Six Months Ended May 31,	Year Ended November 30,
Increase (Decrease) in Net Assets		2009 ($)	2008 ($)
Operations	Net investment income	54,000,709	110,750,892
	Net realized gain (loss) on investments and futures contracts	(14,012,352)	1,672,095
	Net change in unrealized appreciation (depreciation) on investments	143,804,563	(289,452,381)
	Net increase (decrease) resulting from operations	183,792,920	(177,029,394)
Distributions to Shareholders	From net investment income:
	Class A	(31,926,640)	(65,688,600)
	Class B	(346,439)	(866,588)
	Class C	(588,022)	(972,980)
	Class Z	(20,669,209)	(42,343,805)
	Total distributions to shareholders	(53,530,310)	(109,871,973)
	Net Capital Stock Transactions	(65,030,805)	(27,595,098)
	Total increase (decrease) in net assets	65,231,805	(314,496,465)
Net Assets	Beginning of period	2,153,555,788	2,468,052,253
	End of period	2,218,787,593	2,153,555,788
	Undistributed net investment income end of period	7,484,470	7,014,071

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Tax-Exempt Fund
	(Unaudited) Six Months Ended May 31, 2009		Year Ended November 30, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,287,241	28,224,302	5,101,505	66,511,285
Distributions reinvested	1,844,701	22,845,744	3,467,837	44,615,404
Redemptions	(6,414,191)	(78,771,696)	(13,521,150)	(174,629,485)
Net decrease	(2,282,249)	(27,701,650)	(4,951,808)	(63,502,796)
Class B
Subscriptions	80,590	993,291	138,740	1,822,252
Distributions reinvested	16,002	198,049	38,967	502,981
Redemptions	(339,108)	(4,210,297)	(687,704)	(8,934,608)
Net decrease	(242,516)	(3,018,957)	(509,997)	(6,609,375)
Class C
Subscriptions	524,127	6,466,388	826,050	10,827,124
Distributions reinvested	21,847	270,793	34,049	437,118
Redemptions	(203,564)	(2,497,897)	(442,068)	(5,732,056)
Net increase	342,410	4,239,284	418,031	5,532,186
Class Z
Subscriptions	5,687,034	69,252,594	12,079,285	157,244,051
Proceeds received in connection with merger	—	—	4,344,461	56,934,014
Distributions reinvested	381,105	4,717,984	749,261	9,648,613
Redemptions	(9,237,321)	(112,520,060)	(14,511,504)	(186,841,791)
Net increase (decrease)	(3,169,182)	(38,549,482)	2,661,503	36,984,887

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class A Shares	2009		2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$11.95		$13.52	$13.88	$13.49	$13.51		$13.60
Income from Investment Operations:
Net investment income (a)	0.30		0.59	0.60	0.61	0.62		0.61
Net realized and unrealized gain (loss) on investments and futures contracts	0.74		(1.57)	(0.37)	0.38	(0.03)		(0.11)
Total from investment operations	1.04		(0.98)	0.23	0.99	0.59		0.50
Less Distributions to Shareholders:
From net investment income	(0.30)		(0.59)	(0.59)	(0.60)	(0.61)		(0.59)
Net Asset Value, End of Period	$12.69		$11.95	$13.52	$13.88	$13.49		$13.51
Total return (b)	8.78	%(c)	(7.48)%	1.74%	7.53%	4.41	%(d)	3.78	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (e)	0.80	%(f)	0.78%	0.78%	0.80%	0.82%		0.86%
Interest expense and fees (g)	—	%(f)(h)	0.02%	0.04%	0.05%	0.04%		0.02%
Net expenses (e)	0.80	%(f)	0.80%	0.82%	0.85%	0.86%		0.88%
Waiver/Reimbursement	—		—	—	—	—	%(h)	0.03%
Net investment income (e)	4.90	%(f)	4.56%	4.40%	4.46%	4.50%		4.49%
Portfolio turnover rate	4	%(c)	14%	13%	5%	4%		5%
Net assets, end of period (000's)	$1,347,907		$1,296,698	$1,533,614	$1,646,201	$1,577,102		$1,638,527

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest expense and fees relate to the Fund's liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	May 31,		Year Ended November 30,
Class B Shares	2009		2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$11.95		$13.52	$13.88	$13.49	$13.51		$13.60
Income from Investment Operations:
Net investment income (a)	0.26		0.50	0.50	0.50	0.51		0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.73		(1.58)	(0.37)	0.39	(0.02)		(0.10)
Total from investment operations	0.99		(1.08)	0.13	0.89	0.49		0.40
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.49)	(0.49)	(0.50)	(0.51)		(0.49)
Net Asset Value, End of Period	$12.69		$11.95	$13.52	$13.88	$13.49		$13.51
Total return (b)	8.38	%(c)	(8.17)%	0.98%	6.73%	3.63	%(d)	3.01	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (e)	1.55	%(f)	1.53%	1.53%	1.55%	1.57%		1.61%
Interest expense and fees (g)	—	%(f)(h)	0.02%	0.04%	0.05%	0.04%		0.02%
Net expenses (e)	1.55	%(f)	1.55%	1.57%	1.60%	1.61%		1.63%
Waiver/Reimbursement	—		—	—	—	—	%(h)	0.03%
Net investment income (e)	4.16	%(f)	3.81%	3.65%	3.71%	3.75%		3.74%
Portfolio turnover rate	4	%(c)	14%	13%	5%	4%		5%
Net assets, end of period (000's)	$15,840		$17,816	$27,047	$43,771	$38,193		$45,168

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest expense and fees relate to the Fund's liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months
	Ended
	May 31,		Year Ended November 30,
Class C Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.95		$13.52	$13.88	$13.49	$13.51	$13.60
Income from Investment Operations:
Net investment income (a)	0.26		0.51	0.51	0.52	0.53	0.53
Net realized and unrealized gain (loss) on investments and futures contracts	0.74		(1.57)	(0.36)	0.39	(0.02)	(0.11)
Total from Investment Operations	1.00		(1.06)	0.15	0.91	0.51	0.42
Less Distributions to Shareholders:
From net investment income	(0.26)		(0.51)	(0.51)	(0.52)	(0.53)	(0.51)
Net Asset Value, End of Period	$12.69		$11.95	$13.52	$13.88	$13.49	$13.51
Total return (b)(c)	8.46	%(d)	(8.05)%	1.13%	6.89%	3.78%	3.17%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (e)	1.40	%(f)	1.38%	1.38%	1.40%	1.42%	1.46%
Interest expense and fees (g)	—	%(f)(h)	0.02%	0.04%	0.05%	0.04%	0.02%
Net expenses (e)	1.40	%(f)	1.40%	1.42%	1.45%	1.46%	1.48%
Waiver/Reimbursement	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.18%
Net investment income (e)	4.29	%(f)	3.95%	3.78%	3.83%	3.90%	3.89%
Portfolio turnover rate	4	%(d)	14%	13%	5%	4%	5%
Net assets, end of period (000's)	$30,916		$25,023	$22,650	$20,789	$10,396	$8,699

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest expense and fees relate to the Fund's liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,			Period Ended November 30,
Class Z Shares	2009		2008	2007	2006	2005 (a)
Net Asset Value, Beginning of Period	$11.95		$13.52	$13.88	$13.49	$13.71
Income from Investment Operations:
Net investment income (b)	0.31		0.62	0.62	0.62	0.13
Net realized and unrealized gain (loss) on investments and futures contracts	0.74		(1.58)	(0.36)	0.40	(0.22)
Total from investment operations	1.05		(0.96)	0.26	1.02	(0.09)
Less Distributions to Shareholders:
From net investment income	(0.31)		(0.61)	(0.62)	(0.63)	(0.13)
Net Asset Value, End of Period	$12.69		$11.95	$13.52	$13.88	$13.49
Total return (c)	8.89	%(d)	(7.30)%	1.94%	7.75%	(0.63	)%(d)(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (f)	0.60	%(g)	0.58%	0.58%	0.60%	0.57	%(g)
Interest expense and fees (h)	—	%(g)(i)	0.02%	0.04%	0.05%	0.04	%(g)
Net expenses (f)	0.60	%(g)	0.60%	0.62%	0.65%	0.61	%(g)
Waiver/Reimbursement	—		—	—	—	—	%(g)(i)
Net investment income (f)	5.10	%(g)	4.76%	4.59%	4.62%	4.91	%(g)
Portfolio turnover rate	4	%(d)	14%	13%	5%	4	%(d)
Net assets, end of period (000's)	$824,125		$814,018	$884,741	$889,644	$329,637

(a)  On September 16, 2005, Columbia Tax-Exempt Fund Class Z shares commenced operations.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Interest expense and fees relate to the Fund's liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Fund
May 31, 2009 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Effective June 22, 2009, the Fund will no longer accept investments in Class B shares from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use

Columbia Tax-Exempt Fund, May 31, 2009 (Unaudited)

assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On December 1, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, FASB issued FASB Staff Position 157-4, Determining Fair Value When the Value and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP FAS 157-4"), which amends SFAS 157 and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure requirements for reporting entities with respect to categories of assets and liabilities carried at fair value. Management is evaluating the impact that the application of FSP FAS 157-4 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

On December 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see the Notes to the Financial Statements and disclosure within Additional Disclosure Related to Derivative Instruments.

Futures Contracts

The Fund may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund

Columbia Tax-Exempt Fund, May 31, 2009 (Unaudited)

recognizes a realized gain or loss when the contract is closed or expires.

Floating-Rate Notes Issued in Conjunction with Securities Held

The Fund may sell a fixed-rate bond ("Fixed-Rate Bond") to a broker who deposits the Fixed-Rate Bond into a special-purpose entity from which are issued floating-rate notes ("Floating-Rate Notes") that are sold to third parties. The Floating-Rate Notes have interest rates that reset weekly and the holders of the Floating-Rate Notes have the option to tender their notes to the broker at par at each reset date. A residual certificate (an "Inverse Floater"), which pays interest equal to the difference between the Fixed-Rate Bond and the Floating-Rate Notes, is also issued by the special-purpose entity. The Inverse Floater also gives the holder the right to cause the Floating-Rate Note to be called at par and to require transfer of the Fixed-Rate Bond to the holder of the Inverse Floater, thereby liquidating the special-purpose entity. In certain transactions, the Fund ultimately receives the Inverse Floater plus the cash equivalent of the proceeds raised from the issuance of the Floating-Rate Notes in exchange for the Fixed-Rate Bonds.

Although the Fund physically holds the Inverse Floater, the transaction is accounted for as a secured borrowing pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"), because of its unilateral right to cause the liquidation of the special-purpose entity and recover the Fixed-Rate Bond it originally sold to the broker. In accordance with SFAS 140, the Fund includes the Fixed-Rate Bond on the Portfolio of Investments and recognizes the Floating-Rate Notes as a liability on the Statement of Assets and Liabilities.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are

Columbia Tax-Exempt Fund, May 31, 2009 (Unaudited)

indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended November 30, 2008 was as follows:

Tax-Exempt Income	$108,769,558
Ordinary Income*	1,102,415

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$128,312,892
Unrealized depreciation	(115,881,489)
Net unrealized appreciation	$12,431,403

The following capital loss carryforwards, determined as of November 30, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2009	$179,607
2010	10,177,991
2016	4,819,912
Total	$15,177,510

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.55%
$500 million to $1 billion	0.50%
$1 billion to $1.5 billion	0.47%
$1.5 billion to $3 billion	0.44%
$3 billion to $6 billion	0.43%
Over $6 billion	0.42%

For the six month period ended May 31, 2009, the Fund's annualized effective investment advisory fee rate was 0.49% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement")

Columbia Tax-Exempt Fund, May 31, 2009 (Unaudited)

with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended May 31, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended May 31, 2009, the Distributor retained net underwriting discounts of $37,416 on sales of the Fund's Class A shares and net CDSC fees of $7,623 and $4,770 on Class B and Class C shares redemptions, respectively.

The Fund has adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The Plans require the payment of a monthly service fee to the Distributor equal at the annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fees for Class C shares will not exceed 0.80% annually of Class C shares average daily net assets. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Columbia Tax-Exempt Fund, May 31, 2009 (Unaudited)

Fee Waivers and Expense Reimbursements

Effective January 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% of the Fund's average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Other

The Fund may make daily investments of cash balances in Columbia Tax-Exempt Reserves, an affiliated open-ended investment company, pursuant to an exemptive order received from the Securities and Exchange Commission. As an investing Fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Tax-Exempt Reserves.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended May 31, 2009, these custody credits reduced total expenses by $401 for the Fund.

Note 6. Portfolio Information

For the six month period ended May 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $91,290,423 and $203,049,902, respectively.

At May 31, 2009, the Fund held an Inverse Floater related to the following security:

Par
NY New York City Municipal Water Finance Authority, Series 1999 A, Pre-refunded 06/15/09, 5.500% 06/15/32	$10,000,000

Against this security, $5,000,000 par of a Floating Rate Note was issued bearing an interest rate of 0.820% at May 31, 2009. Interest paid on the Floating-Rate Note during the six month period ended May 31, 2009, was at an average annualized rate of 1.136%. The Fund's physical holding at May 31, 2009 was an Inverse Floater totaling $5,000,000 par, market value of $5,128,950, bearing interest at a rate of 10.180%. The Inverse Floater is exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

Note 7. Shares of Beneficial Interest

As of May 31, 2009, 24.0% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Columbia Tax-Exempt Fund, May 31, 2009 (Unaudited)

As of May 31, 2009 the Fund had one shareholder that held 13.0% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity in these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended May 31, 2009, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at May 31, 2009 invested in debt obligations issued by each of New York, California, Illinois, Massachusetts, Texas and New Jersey and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of these states' or territories' municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At May 31, 2009, private insurers who insured greater than 5% of the total net assets of the Fund were as follows:

% of Total
Insurer	Net Assets
National Public Finance Guarantee Corp.	17.5
AMBAC Assurance Corp.	11.9
Financial Guaranty Insurance Corp.	11.4
Financial Security Assurance, Inc.	10.2

At May 31, 2009 National Public Finance Guarantee Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Corp. and Financial Security Assurance, Inc. were rated by Standard & Poor's AA-, A, Non Rated and AAA, respectively.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Columbia Tax-Exempt Fund, May 31, 2009 (Unaudited)

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Columbia Tax-Exempt Fund, May 31, 2009 (Unaudited)

Note 10. Business Combinations and Mergers

On March 24, 2008, Long-Term Tax-Exempt Fund, a series of Excelsior Tax-Exempt Funds, Inc., merged into Columbia Tax-Exempt Fund. Columbia Tax-Exempt Fund received a tax-free transfer of assets from Long-Term Tax-Exempt Fund as follows:

	Shares Issued	Net Assets Received	Unrealized Depreciation*
Long-Term Tax-Exempt Fund	4,344,461	$56,934,014	$(1,830,408)
	Net Assets of Columbia Tax-Exempt Fund Prior to Combination	Net Assets of Long-Term Tax-Exempt Fund Immediately Prior to Combination	Net Assets of Columbia Tax-Exempt Fund Immediately After Combination
	$2,383,981,768	$56,934,014	$2,440,915,782

*  Unrealized depreciation is included in the respective Net Assets Received amount.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Tax-Exempt Fund

Semiannual Report, May 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/16808-0509 (07/09) 09/82452

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2009